Income Taxes - Changes in the valuation allowance for deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Valuation allowance at beginning of year	$ 16,797	$ 11,198
Increases recorded to income tax provision	7,461	5,599
Decreases recorded to additional paid-in capital	(1,747)
Valuation allowance at end of year	$ 22,511	$ 16,797